Putnam Investments
                                                     One Post Office Square
                                                     Boston, MA 02109
                                                     February 29, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: The Putnam Fund for Growth & Income (Reg. No. 2-13644) (811-00781)
    (the "Fund") Post-Effective Amendment No. 103 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.103 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 24, 2000.

     Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 11796.

                                        Very truly yours,

                                        The Putnam Fund for Growth & Income

                                        /s/ Gordon H. Silver
                                    By: ----------------------------
                                        Gordon H. Silver
                                        Vice President
cc: John Samia, Esq.